Loss per Share Attributable to Ordinary Equity Holders of the Parent as Restated	12 Months Ended
Dec. 31, 2021
Basic Earnings Per Share [Abstract]
Loss per Share Attributable to Ordinary Equity Holders of the Parent as Restated

9. LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (AS RESTATED)

The calculation of the basic loss per share amount is based on the loss for the year attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares of 281,703,291, 236,305,234 and 200,000,000 in issue during the years ended December 31, 2021, 2020 and 2019, respectively.

The calculation of the diluted earnings per share amount is based on the loss for the year attributable to ordinary equity holders of the parent. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the year, as used in the basic earnings per share calculation, and the weighted average number of ordinary shares assumed to have been issued at no consideration on the deemed exercise of all dilutive potential ordinary shares into ordinary shares.

No adjustment has been made to the basic loss per share amounts presented for the years ended December 31, 2021, 2020 and 2019 in respect of a dilution as the impact of the outstanding share options, restricted stock units and warrant liability had an anti-dilutive effect on the basic loss per share amounts presented.

The calculations of basic and diluted loss per share are based on:

	2021	2020	2019
	US$’000	US$’000	US$’000
Earnings
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(403,582)	(266,373)	(101,590)

	Number of shares
	2021	2020	2019
Shares
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation	281,703,291	236,305,234	200,000,000